Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($)
$ in Billions
	Dec. 31, 2018	Dec. 31, 2017
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all pension plans	$ 5.0	$ 5.2